Other income/(expenses) - Summary of Other Income (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Government grants	€ 92	€ 320	€ 277	€ 320
Income from sale of CO2 tickets	1,728	4,106	5,851	8,979
Net gain/(loss) on disposal of property, plant and equipment	(4,784)	1	(5,365)	1
Sublease rental income	50	46	150	150
Other items	1,406	36	1,732	190
Total	(1,508)	4,543	2,645	13,530
Purchased call options
Disclosure of detailed information about financial instruments [line items]
Fair value gains/(losses) on derivatives	0	0	0	3,856
Preferred shares derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value gains/(losses) on derivatives	€ 0	€ 34	€ 0	€ 34